Capital Structure - Additional Information (Detail) (USD $)	0 Months Ended		1 Months Ended	9 Months Ended		12 Months Ended	74 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 12, 2014	Jan. 27, 2014	Jun. 30, 2008	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2013	Nov. 30, 2008	Jun. 30, 2009	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2012
Schedule of Capitalization, Equity [Line Items]
Stock issuance costs					$ 50,000	$ 104,477	$ 104,477
Offering price, per share	$ 8.00
Common stock, shares issued	4,312,500		155,600
Common stock, price per share issued			$ 0.0643
Common stock, shares authorized to issue				50,000,000		5,000,000	5,000,000					5,000,000
Common stock, par value				$ 0.01		$ 0.01	$ 0.01					$ 0.01
Reverse stock split, description		1-for-2.5				On January 27, 2014, the Company's board of directors approved a 1-for-2.5 reverse stock split of the Company's common stock.
Reverse stock split of common stock		2.5
Gross proceeds on sale of common stock in initial public offering	34,500,000
Payments on underwriting discounts, commissions and offering costs	4,245,158			4,245,158
Net proceeds on sale of common stock in initial public offering	30,254,842			30,254,842
Preferred stock, shares authorized				10,000,000		0	0					2,000,000
Preferred stock, par value				$ 0.01		$ 0.01	$ 0.01					$ 0.01
Preferred stock, shares issued				0		0	0					0
Preferred stock, shares outstanding				0		0	0					0
Redeemable convertible preferred stock outstanding				0		2,000,000	2,000,000					2,000,000
Convertible ratio						2.5
Fair value of common stock issued				(1,181,286)
Redeemable convertible preferred stock authorized				0		2,000,000	2,000,000					2,000,000
Warrants to purchase of common stock				150,000
Warrant exercise price per share				$ 12.00
Warrants expiration description				During the four-year period commencing one year after the closing of the IPO.
Preferred Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Offering price, per share						$ 8.00	$ 8.00
Series A Redeemable Convertible Preferred Stock [Member] | Preferred Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Temporary equity, shares issued				(2,000,000)				750,000	1,250,000	1,250,000	750,000
Temporary equity, price per share								$ 2.00	$ 2.00
Proceeds from sale of temporary equity								1,454,918	2,500,000
Stock issuance costs								45,082
Temporary equity, conversion ratio						0.4	0.4
Temporary equity, conversion description						Upon conversion of the Series A into common stock, cumulative undeclared dividends are convertible into a number of shares of common stock equal to the total amount of cumulative dividends divided by $2.00 (the Series A issuance price) multiplied by 0.4 (the Series A conversion ratio).
Percentage of cumulative dividends				8.00%		8.00%	8.00%
Preferred stock dividends declared						$ 0
Cumulative undeclared dividends						$ 1,880,037
Voting right to select number of members						3
Offering price, per share				$ 2.00
Non-cash deemed dividend						1,200,000
Temporary equity, liquidation preference per share						$ 2.00	$ 2.00
Redeemable convertible preferred stock outstanding	0					2,000,000	2,000,000
Convertible ratio				0.4
Cumulative undeclared dividends						1,880,037
Fair value of common stock issued				1,181,286
Cumulative dividends	$ 1,968,808
Converted shares into common stock	1,193,762
Redeemable convertible preferred stock authorized	0
Series A Redeemable Convertible Preferred Stock [Member] | Preferred Stock [Member] | Minimum [Member]
Schedule of Capitalization, Equity [Line Items]
Percentage threshold for majority of preferred stockholders						50.00%